American Funds Tax-Exempt Preservation Portfolio (SM)
American Funds Tax-Exempt Preservation Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Tax-Exempt Preservation Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30%	0.99%	1.00%	0.25%	none
Other expenses	0.19%	0.20%	0.19%	0.19%	0.18%
Acquired (underlying) fund fees and expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses	0.90%	1.60%	1.60%	0.85%	0.59%
Fee waiver and/or expense reimbursement3	0.14%	0.13%	0.14%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%	1.47%	1.46%	0.73%	0.47%

Example
Expense Example American Funds Tax-Exempt Preservation Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	326	516	723	1,318
Class B	650	892	1,059	1,701
Class C	249	491	858	1,888
Class F-1	75	259	460	1,038
Class F-2	48	177	317	726

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Tax-Exempt Preservation Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	150	492	859	1,701
Class C	149	491	858	1,888

Keep this supplement with your summary prospectus and/or prospectus